Schedule 1 - Yield, Inc,'s FS 2014, 2013 NRG Yield CF (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Income (Loss)	$ 272,000,000	$ 167,000,000	[1]
Income (Loss) from Equity Method Investments	(27,000,000)	(22,000,000)	[1]
Net Cash Provided by (Used in) Operating Activities	293,000,000	120,000,000
Payments of Capital Distribution	(84,000,000)
Proceeds from Issuance of Long-term Debt	975,000,000	594,000,000
Net Cash Used in Investing Activities	(1,057,000,000)	(515,000,000)
Proceeds from issuance of Class A common stock		468,000,000
Proceeds from Contributions from Affiliates	16,000,000
Net Cash Provided by Financing Activities	1,111,000,000	432,000,000
Cash and Cash Equivalents, Period Increase (Decrease)	347,000,000	37,000,000
Cash and cash equivalents	406,000,000	59,000,000	[1]
NRG Yield [Member]
Net Cash Provided by (Used in) Operating Activities	(1,000,000)	5,000,000
Payments of Capital Distribution	(630,000,000)	(468,000,000)
Proceeds from Issuance of Long-term Debt	345,000,000	0
Increase (Decrease) in Notes Receivable, Related Parties	(337,000,000)	0
Net Cash Used in Investing Activities	(967,000,000)	(468,000,000)
Proceeds from issuance of Class A common stock	630,000,000	468,000,000
Payments of Financing Costs	(7,000,000)	0
Proceeds from Contributions from Affiliates	41,000,000	0
Payments of Ordinary Dividends, Common Stock	(41,000,000)	(5,000,000)
Net Cash Provided by Financing Activities	968,000,000	463,000,000
Cash and Cash Equivalents, Period Increase (Decrease)	0	0
Cash and cash equivalents	0	0
Affiliated Entity [Member]
Payments of Capital Distribution		$ (707,000,000)

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.